                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08332
                                                      ---------

                           Emerging Markets Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

EMERGING MARKETS PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 87.6%

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
AGRICULTURAL SERVICES -- 1.9%
IOI Corp.                                                                  330,000    $      668,684
A Malaysian agro-chemical producer
----------------------------------------------------------------------------------------------------
                                                                                      $      668,684
----------------------------------------------------------------------------------------------------

AUTOMOTIVE -- 6.4%
Hyundai Motor Co.                                                           23,380    $    1,257,791
South Korean automobile manufacturer and distributor
Tata Engineering and Locomotive Co., Ltd. GDR                              107,482         1,064,072
Indian auto producer and distributor
----------------------------------------------------------------------------------------------------
                                                                                      $    2,321,863
----------------------------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 16.3%
Bank Mandiri(1)                                                          6,324,000    $      750,846
Indonesian bank
First Financial Holding Co.(1)                                           1,198,000           836,306
Taiwanese Bank
Grupo Financiero Banorte DA de CV                                          176,500           612,561
Banking, financial and investment services in Mexico
Hansabank Ltd.                                                              29,504           796,398
Financial institution in the Baltic States
HDFC Bank Ltd. ADR                                                          25,200           769,608
A private sector bank in India
Kookmin Bank                                                                18,190           681,648
Korean bank
Public Bank Berhad                                                         778,200           634,847
Banking services, financial services,
and investment services
Turkiye IS Bankasi(1)                                                  197,185,120           799,968
Turkish retail bank
----------------------------------------------------------------------------------------------------
                                                                                      $    5,882,182
----------------------------------------------------------------------------------------------------

CEMENT -- 3.2%
Siam Cement Public Company Ltd.                                            167,000    $    1,163,279
Thailand cement company with paper and
petrochemical interests
----------------------------------------------------------------------------------------------------
                                                                                      $    1,163,279
----------------------------------------------------------------------------------------------------

CHEMICALS -- 5.6%
Nan Ya Plastic                                                             539,000    $      777,938
Producer of PVC/non-PVC secondary processed goods,
polyester fibers, PCB's and CCLs
Reliance Industries Ltd. GDR                                                39,850    $    1,249,178
A major player in the Indian petrochemicals sector
----------------------------------------------------------------------------------------------------
                                                                                      $    2,027,116
----------------------------------------------------------------------------------------------------

COMPUTERS - MEMORY DEVICES -- 1.3%
CMC Magnetics Corp.(1)                                                     621,000    $      481,069
Provider of optical and magnetic storage media
----------------------------------------------------------------------------------------------------
                                                                                      $      481,069
----------------------------------------------------------------------------------------------------

ELECTRIC - INTEGRATED -- 1.6%
Malakoff Berhad                                                            417,300    $      593,005
A Malaysian electric utility
----------------------------------------------------------------------------------------------------
                                                                                      $      593,005
----------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 2.2%
Companhia de Bebidas das Americas ADR                                       30,500    $      778,055
Produces and distributes beverages
----------------------------------------------------------------------------------------------------
                                                                                      $      778,055
----------------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.8%
Steinhoff International Holdings Ltd.                                      564,692    $      647,175
South African manufacturer and distributor of
household furniture
----------------------------------------------------------------------------------------------------
                                                                                      $      647,175
----------------------------------------------------------------------------------------------------

INSURANCE -- 3.6%
China Insurance International Holdings Co., Ltd.                         1,472,000    $      748,931
China Insurance focuses on reinsurance and insurance
brokerage business
Samsung Fire & Marine Insurance Co., Ltd.                                    9,650           554,784
Korean non-life insurance company
----------------------------------------------------------------------------------------------------
                                                                                      $    1,303,715
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
LEISURE AND TOURISM -- 1.9%
Genting Berhad                                                             154,200    $      673,611
Tourism/Gaming company
----------------------------------------------------------------------------------------------------
                                                                                      $      673,611
----------------------------------------------------------------------------------------------------

MINING -- 8.8%
Antofagasta PLC                                                             36,270    $      684,998
Chilean copper mining company
Gold Fields Ltd.                                                            60,704           868,499
South African gold producer
Harmony Gold Mining Co. Ltd.                                                56,158           912,830
A mining company that produces gold
Highland Gold Mining Ltd.                                                  135,507           711,069
Russian gold mining company
----------------------------------------------------------------------------------------------------
                                                                                      $    3,177,396
----------------------------------------------------------------------------------------------------

OFFICE AUTOMATION AND EQUIPMENT -- 1.7%
Sindo Ricoh Co.                                                             11,200    $      596,895
Manufacturer of photocopiers and other office
equipment
----------------------------------------------------------------------------------------------------
                                                                                      $      596,895
----------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.7%
Lukoil Oil., ADR                                                             3,878    $      360,654
Russian oil producer
OAO Gazprom ADR                                                              9,700           245,022
Large natural gas company in terms of reserves,
transportation and production, and a major supplier of
natural gas to Europe
----------------------------------------------------------------------------------------------------
                                                                                      $      605,676
----------------------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 3.7%
CNOOC Ltd.                                                                 456,000    $      892,782
Explores, develops and produces crude oil and natural
gas in Hong Kong
Teton Petroleum Co.(1)                                                      88,106           438,768
Russian oil exploration and production company
----------------------------------------------------------------------------------------------------
                                                                                      $    1,331,550
----------------------------------------------------------------------------------------------------

OIL COMPANIES - INTEGRATED -- 4.4%
PTT Public Company Ltd.                                                    340,000    $    1,587,482
Fully integrated state controlled oil and gas
company in Thailand
----------------------------------------------------------------------------------------------------
                                                                                      $    1,587,482
----------------------------------------------------------------------------------------------------

PUBLISHING -- 3.8%
Hurriyet Gazetecilik ve Matbaacilik A.S.(1)                            387,817,086    $    1,380,132
Turkish newspaper
----------------------------------------------------------------------------------------------------
                                                                                      $    1,380,132
----------------------------------------------------------------------------------------------------

REAL ESTATE -- 1.9%
Consorcio ARA S.A. de C.V.(1)                                              277,713    $      689,510
Mexican house builder
----------------------------------------------------------------------------------------------------
                                                                                      $      689,510
----------------------------------------------------------------------------------------------------

RETAIL -- 1.1%
Wal-Mart de Mexico S.A                                                     140,000    $      399,048
A major retailer in food, clothing, and other
merchandise, under a variety of store formats
----------------------------------------------------------------------------------------------------
                                                                                      $      399,048
----------------------------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS /
INTEGRATED CIRCUITS -- 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.(1)                             471,960    $      882,753
Contract manufacturer of integrated circuits (foundry)
for third parties
----------------------------------------------------------------------------------------------------
                                                                                      $      882,753
----------------------------------------------------------------------------------------------------

STEEL -- 2.7%
POSCO                                                                        7,140    $      976,769
South Korean heavy steel producer
----------------------------------------------------------------------------------------------------
                                                                                      $      976,769
----------------------------------------------------------------------------------------------------

TELEPHONE - INTEGRATED -- 4.9%
AS Eesti Telekom GDR                                                         8,162    $      204,050
Estonia's fixed line and mobile telecom provider
Mobile Telesystems ADR                                                      10,298           852,674
Provides telecommunication services including Internet
and network services in Russia
Shin Corp., Public Company Ltd.                                            735,000           723,453
Thai media and telecom company
----------------------------------------------------------------------------------------------------
                                                                                      $    1,780,177
----------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
TOBACCO -- 4.7%
British American Tobacco Malaysia Berhad                                    62,600    $      716,605
Tobacco producers (part of BAT group)
Companhia Souza Cruz S.A                                                    94,573           992,279
Tobacco producers (part of BAT group)
----------------------------------------------------------------------------------------------------
                                                                                      $    1,708,884
----------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $20,924,103)                                                      $   31,656,026
----------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 4.3%

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.1%
Hyundia Motor Co., Ltd.                                                     39,570    $      753,872
Car manufacturer
----------------------------------------------------------------------------------------------------
                                                                                      $      753,872
----------------------------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 2.2%
Banco Bradesco S.A.                                                    153,954,399    $      811,129
Banking
----------------------------------------------------------------------------------------------------
                                                                                      $      811,129
----------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $1,085,481)                                                       $    1,565,001
----------------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.8%

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
Novy Neft Ltd.(2)                                                           54,361    $      665,922
Closed end investment vehicle allowing the fund to buy
local Gazprom shares
----------------------------------------------------------------------------------------------------
                                                                                      $      665,922
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS
   (IDENTIFIED COST $546,328)                                                         $      665,922
----------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                            SHARES            VALUE
----------------------------------------------------------------------------------------------------
OIL COMPANIES - EXPLORATION & PRODUCTION -- 0.0%
Teton Petroleum Co.(1)(2)                                                   80,000    $            0
Russian oil exploration and production company
----------------------------------------------------------------------------------------------------
                                                                                      $            0
----------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                               $            0
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 93.7%
   (IDENTIFIED COST $22,555,912)                                                      $   33,886,949
----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 6.3%                                                $    2,278,938
----------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                  $   36,165,887
----------------------------------------------------------------------------------------------------

Company descriptions are unaudited.

ADR - American Depositary Receipt

GDR - Global Depository Receipt.

(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2) Priced by adviser.

                        See notes to financial statements

COUNTRY CONCENTRATION OF PORTFOLIO

                                                                    PERCENTAGE
COUNTRY                                                             OF NET ASSETS     VALUE
----------------------------------------------------------------------------------------------------
Republic of Korea                                                             13.3%   $    4,821,759
Thailand                                                                       9.6%        3,474,214
Malaysia                                                                       9.1%        3,286,752
India                                                                          8.5%        3,082,858
Taiwan                                                                         8.2%        2,978,066
Brazil                                                                         7.1%        2,581,463
South Africa                                                                   6.7%        2,428,504
Turkey                                                                         6.0%        2,180,100
Mexico                                                                         4.7%        1,701,119
China                                                                          4.6%        1,641,713
Russia                                                                         4.0%        1,458,350
United Kingdom                                                                 3.9%        1,396,067
Estonia                                                                        2.8%        1,000,448
Indonesia                                                                      2.1%          750,846
Bermuda                                                                        1.9%          665,922
United States                                                                  1.2%          438,768

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value (identified cost, $22,555,912)             $    33,886,949
Cash                                                                   2,534,339
Foreign currency, at value (identified cost, $37,352)                     37,534
Interest and dividends receivable                                         47,145
Tax reclaim receivable                                                       934
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $    36,506,901
--------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                          $         1,294
Accrued expenses                                                         339,720
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       341,014
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $    36,165,887
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals         $     24,834,293
Net unrealized appreciation (computed on the basis
   of identified cost)                                                11,331,594
--------------------------------------------------------------------------------
TOTAL                                                            $    36,165,887
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes, $90,879)                        $       690,276
Interest                                                                   3,922
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $       694,198
--------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                           $       177,779
Administration fee                                                        59,356
Trustees' fees and expenses                                                5,151
Custodian fee                                                             82,734
Legal and accounting services                                             55,429
Miscellaneous                                                              4,672
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       385,121
--------------------------------------------------------------------------------
Deduct --
   Waiver of investment adviser fee                              $         5,558
   Waiver of administration fee                                            1,740
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $         7,298
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       377,823
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            $       316,375
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)               $     1,504,716
   Foreign currency transactions                                         (41,218)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $     1,463,498
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $     8,431,929
   Foreign currency transactions                                             465
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $     8,432,394
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $     9,895,892
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    10,212,267
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                          YEAR ENDED          YEAR ENDED
IN NET ASSETS                                DECEMBER 31, 2003   DECEMBER 31, 2002
----------------------------------------------------------------------------------
From operations --
   Net investment income                     $         316,375   $         102,873
   Net realized gain (loss)                          1,463,498            (522,269)
   Net change in unrealized
      appreciation (depreciation)                    8,432,394           1,145,122
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS   $      10,212,267   $         725,726
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $      19,496,054   $      22,230,752
   Withdrawals                                     (13,694,640)        (16,400,883)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $       5,801,414   $       5,829,869
----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $      16,013,681   $       6,555,595
----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                         $      20,152,206   $      13,596,611
----------------------------------------------------------------------------------
AT END OF YEAR                               $      36,165,887   $      20,152,206
----------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                             YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------
                                                              2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                               1.59%       1.44%       1.93%       1.69%       1.42%
   Net expenses after custodian fee reduction                 1.59%       1.44%       1.69%       1.38%       1.35%
   Net investment income (loss)                               1.33%       0.57%       0.78%      (0.56)%      0.45%
Portfolio Turnover                                              58%         76%        125%         65%         95%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                              47.68%       7.30%       1.03%         --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $ 36,166    $ 20,152    $ 13,597    $ 14,859    $ 14,472
-------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                   1.62%       1.88%                   1.76%       2.42%
   Expenses after custodian fee reduction                     1.62%       1.88%                   1.45%       2.35%
   Net investment income (loss)                               1.30%       0.13%                  (0.63)%     (0.55)%

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EMERGING MARKETS PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

  Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A INVESTMENT VALUATION -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered by the investment adviser to not reflect current market conditions are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

  B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

  C FEDERAL TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
  Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2003, the Portfolio paid $23,730 in Thailand capital gains taxes pursuant to such requirement.

  In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the related tax rates and other such factors. As of December 31, 2003, the Portfolio had a reserve of $279,299 related to capital gains.

  D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

  E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

  F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

  H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the adviser fee was 0.75% of average daily net assets and amounted to $177,779. To enhance the net income of the Portfolio, the investment adviser waived $5,558 of its investment adviser fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the administration fee was 0.25% of average daily net assets and amounted to $59,356. To enhance the net income of the Portfolio, the manager waived $1,740 of its administration fee. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 INVESTMENT TRANSACTIONS

  Purchases and sales of investments, other than short-term obligations, aggregated $19,038,147 and $13,090,437, respectively, for the year ended December 31, 2003.

4 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

  AGGREGATE COST                       $  22,675,506
-----------------------------------------------------
  Gross unrealized appreciation        $  11,490,742
  Gross unrealized depreciation             (279,299)
-----------------------------------------------------
  NET UNREALIZED APPRECIATION          $  11,211,443
-----------------------------------------------------

  The net appreciation on foreign currency is $557.

5 LINE OF CREDIT

  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

6 RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 FINANCIAL INSTRUMENTS

  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2003, there were no obligations under these financial instruments outstanding.

EMERGING MARKETS PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF EMERGING MARKETS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 19, 2004

EATON VANCE EMERGING MARKETS FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Emerging Markets Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "LGM" refers to Lloyd George Management (B.V.I.) Limited and "Lloyd George" refers to Lloyd George Investment Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                  IN FUND COMPLEX
     NAME AND           TRUST AND THE     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
  DATE OF BIRTH           PORTFOLIO        SERVICE         DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee     Trustee of the   Chairman, President and                193           Director of National
11/28/59                                 Trust since    Chief Executive Officer                               Financial Partners
                                        1998; of the    of National Financial
                                          Portfolio     Partners (financial
                                         since 2003     services company) (since
                                                        April 1999). President and
                                                        Chief Operating Officer
                                                        of John A. Levin & Co.
                                                        (registered investment
                                                        advisor) (July 1997 to
                                                        April 1999) and a Director
                                                        of Baker, Fentress &
                                                        Company, which owns John
                                                        A. Levin & Co. (July 1997
                                                        to April 1999). Ms.
                                                        Bibliowicz is an
                                                        interested person because
                                                        of her affiliation with a
                                                        brokerage firm.

James B. Hawkes          Trustee of     Trustee of      Chairman, President and                195              Director of EVC
11/9/41                   the Trust       the Trust     Chief Executive Officer
                           and the      since 1989;     of BMR, EVC, EVM and EV;
                         Portfolio;     Trustee and     Director of EV; Vice
                            Vice           Vice         President and Director of
                          President     President of    EVD. Trustee and/or
                           of the      the Portfolio    officer of 195 registered
                          Portfolio     since 1994      investment companies in
                                                        the Eaton Vance Fund
                                                        Complex. Mr.Hawkes is an
                                                        interested person because
                                                        of his positions with
                                                        BMR, EVM, EVC and EV,
                                                        which are affiliates of
                                                        the Fund and the
                                                        Portfolio.

Hon. Robert Lloyd        Trustee and     Since 1994     Chief Executive Officer                5                     None
George                  President of                    of LGM and Lloyd George.
8/13/52                 the Portfolio                   Mr.Lloyd George is an
                                                        interested person because
                                                        of his positions with LGM
                                                        and Lloyd George, which
                                                        are affiliates of the
                                                        Portfolio.

NONINTERESTED TRUSTEE(S)

Edward K.Y. Chen         Trustee of      Since 1994     President of Lingnan                   5           Director of First Pacific
1/14/45                 the Portfolio                   University in Hong Kong.                            Company, Asia Satellite
                                                                                                               Telecommunications
                                                                                                            Holdings Ltd. and Wharf
                                                                                                                Holdings Limited
                                                                                                           (property management and
                                                                                                                 communications)

Samuel L. Hayes, III       Trustee     Trustee of the   Jacob H. Schiff Professor              195         Director of Tiffany & Co.
2/23/35                                  Trust since    of Investment Banking                              (specialty retailer) and
                                        1989; of the    Emeritus, Harvard                                        Telect, Inc.
                                          Portfolio     University Graduate                                   (telecommunication
                                         since 1994     School of Business                                    services company)
                                                        Administration.

William H. Park            Trustee                      President and Chief                    192                   None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003     Professor of Law,                      192                   None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                  IN FUND COMPLEX
     NAME AND           TRUST AND THE     LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
  DATE OF BIRTH           PORTFOLIO        SERVICE         DURING PAST FIVE YEARS        TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer           Trustee       Trustee of     President, Chief Executive             195                   None
9/21/35                                  the Trust      Officer and a Director of
                                        since 1989; of  Asset Management Finance
                                        the Portfolio   Corp. (a specialty
                                          since 1996    finance company serving
                                                        the investment management
                                                        industry) (since
                                                        October 2003). President,
                                                        Unicorn Corporation (an
                                                        investment and financial
                                                        advisory services
                                                        company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory
                                                        Director of Berkshire
                                                        Capital Corporation
                                                        (investment banking firm)
                                                        (2002-2003). Formerly,
                                                        Chairman of the Board,
                                                        United Asset Management
                                                        Corporation (a holding
                                                        company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director, UAM Funds
                                                        (mutual funds)
                                                        (1980-2000).

Lynn A. Stout              Trustee      Trustee of      Professor of Law,                      195                   None
9/14/57                                  the Trust      University of California
                                        since 1998;     at Los Angeles School of
                                          of the        Law (since July 2001).
                                        Portfolio       Formerly, Professor of
                                        since 2003      Law, Georgetown
                                                        University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)          TERM OF
                            WITH THE          OFFICE AND
     NAME AND            TRUST AND THE        LENGTH OF                       PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH            PORTFOLIO           SERVICE                        DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.  President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                     Investment Officer of EVM and BMR and Director of EVC. Chief
                                                            Executive Officer of Belair Capital Fund LLC, Belcrest
                                                            Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                            Fund LLC and Belrose Capital Fund LLC (private investment
                                                            companies sponsored by EVM). Officer of 54 registered
                                                            investment companies managed by EVM or BMR.

William Walter       Vice President of the    Since 1994    Director, Finance Director and Chief Operating Officer of
Raleigh Kerr                Portfolio                       Lloyd George. Director of LGM. Officer of 4 registered
8/17/50                                                     investment companies managed by EVM or BMR.

Duke E. Laflamme     Vice President of the    Since 2001    Vice President of EVM and BMR. Officer of 11 registered
7/8/69                       Trust                          investment companies managed by EVM or BMR.

Thomas H. Luster     Vice President of the    Since 2002    Vice President of EVM and BMR. Officer of 15 registered
4/8/62                       Trust                          investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary          Since 1997    Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                    EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost    Treasurer of the      Since 2002(2)  Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                   Portfolio                         registered investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of Trust     Since 1989    Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                      registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                          2003                   2002
--------------------------------------------------------------------------------
Audit Fees                                      $  50,861              $  47,709

Audit-Related Fees(1)                           $       0              $       0

Tax Fees(2)                                     $   4,700              $   4,600

All Other Fees(3)                               $       0              $       0
                                                --------------------------------
Total                                           $  55,561              $  52,309
                                                ================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $ 4,600 and $4,700, respectively. No non-audit fees were billed by the registrant's principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant's investment adviser, for each of the registrant's last two fiscal years (2002 and 2003). Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes certain entities providing ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 336,546 and $458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS PORTFOLIO


By:   /S/ Hon. Robert Lloyd George
      ----------------------------
      Hon. Robert Lloyd George
      President


Date: February 19, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: February 19, 2004
      -----------------


By:   /S/ Hon. Robert Lloyd George
      ----------------------------
      Hon. Robert Lloyd George
      President


Date: February 19, 2004
      -----------------